Leases - Summary of Property Plant And Equipment Owned and Leased Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Leases [Abstract]
Property, Plant and Equipment owned (excluding right-of-use assets)	€ 375	€ 86
Right-of-use assets	473	223
Total Property, Plant and Equipment	€ 848	€ 309